Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

August 11, 2020

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”) File Nos. 33-72424, 811-8194

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated July 31, 2020, to the prospectus dated February 28, 2020, with respect to the ALPS | Smith Short Duration Bond Fund and ALPS | Smith Total Return Bond Fund, each a series of the Registrant (the “Funds”). The purpose of this filing is to submit the 497(e) filing dated July 31, 2020 in XBRL for the Funds.

The SEC Staff is requested to address any comments on this filing to me at 720.917.0785.

Sincerely,

/s/ Karen Gilomen
Karen Gilomen
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq. Davis Graham & Stubbs LLP